Financial liabilities designated at fair value	12 Months Ended
Dec. 31, 2025
Designated financial liabilities at fair value through profit or loss [abstract]
Financial liabilities designated at fair value	Financial liabilities designated at fair value

Accounting for liabilities designated at fair value through profit and loss
The Group has the ability to make the fair value designation when holding the instruments at fair value reduces an accounting mismatch
(caused by an offsetting liability or asset being held at fair value), or is managed by the Group on the basis of its fair value, or includes terms that have substantive derivative characteristics (Note 14). In accordance with IFRS 9, financial liabilities may be designated at fair value, with gains and losses taken to the income statement within net trading income (Note 5) and net investment income (Note 6).
Movements in own credit are reported through other comprehensive income, unless the effects of changes in the liability's credit risk would create or enlarge an accounting mismatch in P&L. In these scenarios, all gains and losses on that liability (including the effects of changes in the credit risk of the liability) are presented in P&L. On derecognition of the financial liability, no amount relating to own credit risk is recycled to the income statement.
The details on how the fair value amounts are arrived at for financial liabilities designated at fair value are described in Note 17.

	2025		2024
	Fair value	Contractual amount due on maturity	Fair value	Contractual amount due on maturity
	£m	£m	£m	£m
Debt securities	86,676	101,106	80,218	96,316
Deposits	48,960	51,225	46,383	48,201
Repurchase agreements and other similar secured borrowing	158,452	158,870	155,606	156,180
Other financial liabilities	20	20	17	17
Financial liabilities designated at fair value	294,108	311,221	282,224	300,714
The cumulative own credit net loss recognised is £1,335m (2024: £1,434m loss).